EATON VANCE HIGH YIELD MUNICIPAL INCOME FUND
PARAMETRIC EMERGING MARKETS FUND
PARAMETRIC INTERNATIONAL EQUITY FUND
PARAMETRIC TABS 1-TO-10 YEAR LADDERED MUNICIPAL BOND FUND
PARAMETRIC TABS 5-TO-15 YEAR LADDERED MUNICIPAL BOND FUND
PARAMETRIC TABS INTERMEDIATE-TERM MUNICIPAL BOND FUND
PARAMETRIC TABS SHORT-TERM MUNICIPAL BOND FUND
PARAMETRIC VOLATILITY RISK PREMIUM-DEFENSIVE FUND
Supplement to Prospectuses dated June 1, 2024
as may be supplemented and/or revised from time to time

EATON VANCE FOCUSED GROWTH OPPORTUNITIES FUND
EATON VANCE FOCUSED VALUE OPPORTUNITIES FUND
PARAMETRIC DIVIDEND INCOME FUND
Supplement to Prospectuses dated July 1, 2024
as may be supplemented and/or revised from time to time

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPAL INCOME FUND
EATON VANCE NATIONAL ULTRA-SHORT MUNICIPAL INCOME FUND
EATON VANCE NEW YORK MUNICIPAL OPPORTUNITIES FUND
EATON VANCE SHORT DURATION MUNICIPAL OPPORTUNITIES FUND
Supplement to Prospectuses dated August 1, 2024
as may be supplemented and/or revised from time to time

PARAMETRIC TAX-MANAGED EMERGING MARKETS FUND
Supplement to Prospectus dated November 1, 2024
as may be supplemented and/or revised from time to time

EATON VANCE ARIZONA MUNICIPAL INCOME FUND
EATON VANCE CONNECTICUT MUNICIPAL INCOME FUND
EATON VANCE EMERGING MARKETS DEBT OPPORTUNITIES FUND
EATON VANCE MINNESOTA MUNICIPAL INCOME FUND
EATON VANCE MUNICIPAL OPPORTUNITIES FUND
EATON VANCE NEW JERSEY MUNICIPAL INCOME FUND
EATON VANCE PENNSYLVANIA MUNICIPAL INCOME FUND
Supplement to Prospectuses dated December 1, 2024
as may be supplemented and/or revised from time to time

EATON VANCE GEORGIA MUNICIPAL INCOME FUND
EATON VANCE CHINA EQUITY FUND
(formerly Eaton Vance Greater China Growth Fund)
EATON VANCE MARYLAND MUNICIPAL INCOME FUND
EATON VANCE MISSOURI MUNICIPAL INCOME FUND
EATON VANCE NORTH CAROLINA MUNICIPAL INCOME FUND
EATON VANCE OREGON MUNICIPAL INCOME FUND
EATON VANCE RBA ALL ASSET STRATEGY FUND
(formerly Eaton Vance Richard Bernstein All Asset Strategy Fund)
EATON VANCE RBA EQUITY STRATEGY FUND
(formerly Eaton Vance Richard Bernstein Equity Strategy Fund)
EATON VANCE SOUTH CAROLINA MUNICIPAL INCOME FUND
EATON VANCE VIRGINIA MUNICIPAL INCOME FUND
EATON VANCE WORLDWIDE HEALTH SCIENCES FUND
Supplement to Prospectuses dated January 1, 2025
as may be supplemented and/or revised from time to time

EATON VANCE AMT-FREE MUNICIPAL INCOME FUND

EATON VANCE ATLANTA CAPITAL FOCUSED GROWTH FUND

EATON VANCE ATLANTA CAPITAL SELECT EQUITY FUND

EATON VANCE ATLANTA CAPITAL SMID-CAP FUND

EATON VANCE CALIFORNIA MUNICIPAL OPPORTUNITIES FUND

EATON VANCE MASSACHUSETTS MUNICIPAL INCOME FUND

EATON VANCE NATIONAL MUNICIPAL INCOME FUND

EATON VANCE NEW YORK MUNICIPAL INCOME FUND

EATON VANCE OHIO MUNICIPAL INCOME FUND

EATON VANCE TOTAL RETURN BOND FUND

Supplement to Prospectuses dated February 1, 2025

as may be supplemented and/or revised from time to time

EATON VANCE EMERGING AND FRONTIER COUNTRIES EQUITY FUND
EATON VANCE EMERGING MARKETS LOCAL INCOME FUND
EATON VANCE FLOATING-RATE ADVANTAGE FUND
EATON VANCE FLOATING-RATE FUND
EATON VANCE FLOATING-RATE & HIGH INCOME FUND
EATON VANCE GLOBAL EQUITY INCOME FUND
(formerly Eaton Vance Tax-Managed Global Dividend Income Fund)
EATON VANCE GLOBAL INCOME BUILDER FUND
EATON VANCE GLOBAL MACRO ABSOLUTE RETURN ADVANTAGE FUND
EATON VANCE GLOBAL MACRO ABSOLUTE RETURN FUND
EATON VANCE GLOBAL SOVEREIGN OPPORTUNITIES FUND
EATON VANCE GOVERNMENT OPPORTUNITIES FUND
EATON VANCE HIGH INCOME OPPORTUNITIES FUND
EATON VANCE INCOME FUND OF BOSTON
EATON VANCE MULTI-ASSET CREDIT FUND
EATON VANCE SHORT DURATION GOVERNMENT INCOME FUND
EATON VANCE SHORT DURATION HIGH INCOME FUND
EATON VANCE SHORT DURATION INFLATION-PROTECTED INCOME FUND
EATON VANCE STRATEGIC INCOME FUND
EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND
EATON VANCE TAX-MANAGED MULTI-CAP GROWTH FUND
EATON VANCE TAX-MANAGED SMALL-CAP FUND
EATON VANCE TAX-MANAGED VALUE FUND
Supplement to Prospectuses dated March 1, 2025
as may be supplemented and/or revised from time to time

EATON VANCE INTERNATIONAL SMALL-CAP FUND
Supplement to Prospectus dated April 1, 2025
as may be supplemented and/or revised from time to time

1.	The following replaces “Potential Conflicts of Interest”:

As a diversified global financial services firm, Morgan Stanley, the parent company of the investment adviser and sub-adviser (if applicable), engages in a broad spectrum of activities, including financial advisory services, investment management activities, lending, commercial banking, sponsoring and managing private investment funds, engaging in broker-dealer transactions and principal securities, commodities and foreign exchange transactions, research publication and other activities. In the ordinary course of its business, Morgan Stanley is a full-service investment banking and financial services firm and therefore engages in activities where Morgan Stanley’s interests or the interests of its clients may conflict with the interests of a Fund or Portfolio, as applicable (collectively, for purposes of this section, “Fund” or “Funds”). These activities could cause Morgan Stanley to have an interest that is different from, and potentially adverse to, that of the Fund, which may impede the Fund from participating in certain opportunities. Morgan Stanley advises clients and sponsors, manages or advises other investment funds and investment programs, accounts and businesses (collectively, together with any new or successor funds, programs, accounts or businesses sponsored, managed, or advised by the investment adviser or one of its investment adviser affiliates, the “Affiliated Investment Accounts”) with a wide variety of investment objectives that in some instances may overlap or conflict with the Fund’s investment objectives and present conflicts of interest. In addition, Morgan Stanley, the investment adviser and/or the investment adviser’s investment adviser affiliates may also from time to time create new or successor Affiliated Investment Accounts that may compete with the Fund and present similar conflicts of interest. The discussion below enumerates certain actual, apparent and potential conflicts of interest. There is no assurance that conflicts of interest will be resolved in favor of Fund shareholders and, in fact, they may not be.

The conflicts summarized herein do not purport to be a complete list or explanation of the conflicts associated with the financial or other interests the investment adviser or its affiliates may have now or in the future. For more information about conflicts of interest, see the section entitled “Potential Conflicts of Interest” in the SAI. Conflicts of interest not described below or in the SAI may also exist. References to the investment adviser in this section include the Fund’s affiliated sub-adviser (if any) unless otherwise noted.

Material Nonpublic and Other Information. It is expected that confidential or material nonpublic information regarding an investment or potential investment opportunity may become available to the investment adviser. If such information becomes available, the investment adviser may be precluded (including by applicable law or internal policies or procedures) from pursuing an investment or disposition opportunity with respect to such investment or disposition opportunity, including for an extended period of time. This inability to buy or sell an investment could have an adverse effect on the Fund’s portfolio due to, among other things, changes in an investment’s value during the period its trading is restricted. Morgan Stanley has established certain information barriers and other policies designed to address the sharing of information between different businesses within Morgan Stanley. As a result of information barriers, the investment adviser, in certain instances, will not have access, or will have limited access, to certain information and personnel in other areas of Morgan Stanley and, in such instances, will not manage the Fund with the benefit of the information held by such other areas. In other instances, Morgan Stanley personnel, including personnel of the investment adviser, will have access to information and personnel of its affiliates. In managing conflicts of interest that arise because of the foregoing, the investment adviser generally will be subject to fiduciary requirements. The investment adviser also may implement internal information barriers or ethical walls or other internal information sharing protocols, and the conflicts described herein with respect to information barriers and otherwise with respect to Morgan Stanley and the investment adviser will also apply internally within the investment adviser. Information sharing may limit or restrict the ability of the investment adviser to engage in or otherwise effect transactions on behalf of the Fund (including purchasing or selling securities that the investment adviser may otherwise have purchased or sold for the Fund in the absence of the sharing of information). The investment adviser may face conflicts of interest in determining whether to engage in the sharing of information with its affiliates.

Investments by Morgan Stanley and its Affiliated Investment Accounts. In serving in multiple capacities to Affiliated Investment Accounts, Morgan Stanley, including the investment adviser, sub-adviser (if applicable) and its investment teams, may have obligations to other clients or investors in Affiliated Investment Accounts, the fulfillment of which may not be in the best interests of the Fund or its shareholders. An investment team may have obligations to Affiliated Investment Accounts managed by both the investment adviser and one or more of the investment adviser’s investment adviser affiliates. The Fund’s investment objectives may overlap with the investment objectives of certain Affiliated Investment Accounts. As a result, the members of an investment team may face conflicts in the allocation of investment opportunities among the Fund and other investment funds, programs, accounts and businesses advised by or affiliated with the investment adviser or sub-adviser (if applicable) or its investment adviser affiliates. Certain Affiliated Investment Accounts may provide for higher management or incentive fees or greater expense reimbursements or overhead allocations, all of which may contribute to this conflict of interest and create an incentive for the investment adviser to favor such other accounts. To seek to reduce potential conflicts of interest and to attempt to allocate such investment opportunities in a fair and equitable manner, the investment adviser has implemented allocation policies and procedures. These policies and procedures are intended to give all clients of the investment adviser, including the Fund, fair access to investment opportunities consistent with the requirements of organizational documents, investment strategies, applicable laws and regulations, and the fiduciary duties of the investment adviser.

Payments to Broker-Dealers and Other Financial Intermediaries. The investment adviser, Eaton Vance Distributors, Inc. (“EVD”) and/or their affiliates may pay compensation, out of their own funds and not as an expense of the Fund, to certain Financial Intermediaries (which may include affiliates of the investment adviser and EVD), including recordkeepers and administrators of various deferred compensation plans, in connection with the sale, distribution, marketing and retention of shares of the Fund and/or shareholder servicing. The prospect of receiving, or the receipt of, additional compensation, as described above, by Financial Intermediaries may provide such Financial Intermediaries and their financial advisors and other salespersons with an incentive to favor sales of shares of the Fund over other investment options with respect to which these Financial Intermediaries do not receive additional compensation (or receives lower levels of additional compensation). These payment arrangements, however, will not change the price that an investor pays for shares of the Fund or the amount that the Fund receives to invest on behalf of an investor. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares and should review carefully any disclosures provided by Financial Intermediaries as to their compensation. In addition, in certain circumstances, the investment adviser restricts, limits or reduces the amount of the Fund’s investment, or restricts the type of governance or voting rights it acquires or exercises, where the Fund (potentially together with Morgan Stanley) exceeds a certain ownership interest, or possesses certain degrees of voting or control or has other interests.

Morgan Stanley Trading and Principal Investing Activities. Notwithstanding anything to the contrary herein, Morgan Stanley will generally conduct its sales and trading businesses, publish research and analysis, and render investment advice without regard for the Fund’s holdings, although these activities could have an adverse impact on the value of one or more of the Fund’s investments, or could cause Morgan Stanley to have an interest in one or more portfolio investments that is different from, and potentially adverse to, that of the Fund.

Morgan Stanley’s Investment Banking and Other Commercial Activities. Morgan Stanley advises clients on a variety of mergers, acquisitions, restructuring, bankruptcy and financing transactions. Morgan Stanley may act as an advisor to clients, including other investment funds that may compete with the Fund and with respect to investments that the Fund may hold. Morgan Stanley may give advice and take action with respect to any of its clients or proprietary accounts that may differ from the advice given, or may involve an action of a different timing or nature than the action taken, by the Fund. Morgan Stanley may give advice and provide recommendations to persons competing with the Fund and/or any of the Fund’s investments that are contrary to the Fund’s best interests and/or the best interests of any of its investments. Morgan Stanley’s activities on behalf of its clients (such as engagements as an underwriter or placement agent) may restrict or otherwise limit investment opportunities that may otherwise be available to the Fund.

Morgan Stanley may be engaged to act as a financial advisor to a company in connection with the sale of such company, or subsidiaries or divisions thereof, may represent potential buyers of businesses through its mergers and acquisition activities and may provide lending and other related financing services in connection with such transactions. Morgan Stanley’s compensation for such activities is usually based upon realized consideration and is usually contingent, in substantial part, upon the closing of the transaction. Under these circumstances, the Fund may be precluded from participating in a transaction with or relating to the company being sold or participating in any financing activity related to a merger or an acquisition.

2.	The following replaces “Waivers Specific to Stifel, Nicolaus & Company, Incorporated (“Stifel”) under “Appendix A – Financial Intermediary Sales Charge Variations”:

Effective April 30, 2025, shareholders purchasing or holding fund family shares, including existing fund shareholders, through a Stifel or affiliated platform that provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge load waivers (including front-end sales charge waivers and contingent deferred, or back-end, (CDSC) sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the Fund’s SAI.

CLASS A SHARES

As described elsewhere in this prospectus, Stifel may receive compensation out of the front-end sales charge if you purchase Class A shares through Stifel.

Rights of accumulation

Rights of accumulation (ROA) that entitle shareholders to breakpoint discounts on front-end sales charges will be calculated by Stifel based on the aggregated holding of eligible assets in the Eaton Vance fund family held by accounts within the purchaser’s household at Stifel. Fund family assets not held at Stifel may be included in the calculation of ROA only if the shareholder notifies his or her financial advisor about such assets.

The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

Front-end sales charge waivers on Class A shares available at Stifel

•	Class C shares that have been held for more than seven (7) years may be converted to Class A shares or other front-end share class(es) of the same fund pursuant to Stifel’s policies and procedures. To the extent that this prospectus elsewhere provides for a waiver with respect to the exchange or conversion of such shares following a shorter holding period, those provisions shall continue to apply.
•	Shares purchased by employees and registered representatives of Stifel or its affiliates and their family members as designated by Stifel.
•	Shares purchased in a Stifel fee-based advisory program, often referred to as a “wrap” program.
•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same or other fund within the fund family.
•	Shares purchased from the proceeds of redeemed shares of the fund family so long as the proceeds are from the sale of shares from an account with the same owner/beneficiary within 90 days of the purchase. For the absence of doubt, automated transactions (i.e. systematic purchases, including salary deferral transactions and withdrawals) and purchases made after shares are sold to cover Stifel Nicolaus’ account maintenance fees are not eligible for rights of reinstatement.
•	Shares from rollovers into Stifel from retirement plans to IRAs.
•	Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the direction of Stifel. Stifel is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in this prospectus.
•	Purchases of Class 529-A shares through a rollover from another 529 plan.
•	Purchases of Class 529-A shares made for reinvestment of refunded amounts.
•	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
•	Charitable organizations and foundations, notably 501(c)(3) organizations.

Contingent Deferred Sales Charges Waivers on Class A and C Shares

•	Death or disability of the shareholder or, in the case of 529 plans, the account beneficiary.
•	Shares sold as part of a systematic withdrawal plan not to exceed 12% annually.
•	Return of excess contributions from an IRA Account.
•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.
•	Shares acquired through a right of reinstatement.
•	Shares sold to pay Stifel fees or costs in such cases where the transaction is initiated by Stifel.
•	Shares exchanged or sold in a Stifel fee-based program.

Share Class Conversions in Advisory Accounts

•	Stifel continually looks to provide our clients with the lowest cost share class available based on account type. Stifel reserves the right to convert shares to the lowest cost share class available at Stifel upon transfer of shares into an advisory program.

May 1, 2025	48602-00 5.1.25